Warrant liability	12 Months Ended
Dec. 31, 2021
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Warrant liability
20. Warrant liability

	December 31,
	2021	2020
	£’000s	£’000s
January 1	50,775	131
Issued during the year	—	4,080
Settled during the year	(2,400)	(127)
Fair value changes during the year	(40,039)	46,691

At December 31	8,336	50,775

The change in fair value of the warrant liability represents an unrealized gain in the year ended December 31, 2021.
Warrants – private placement
As a part of the private placement transaction on June 3, 2020, the participating investors received conditional warrants entitling them to subscribe for an aggregate of 161,048,366 ordinary shares in the Company. The warrants were conditional on certain Resolutions being passed at the Company’s general meeting on June 30, 2020. On the passing of the Resolutions, the warrants entitled the investors to subscribe for ordinary shares at an exercise price of £0.348 per warrant and are exercisable until June 2023. The warrants are classified as liabilities as the Company does not have an unconditional right to avoid redeeming the instruments for cash. The fair value of the warrant liability was £8.0 million as of December 31, 2021 (£49.9 million as of December 31, 2020). The change in the fair value of £39.5 million was recognized as a gain in the consolidated statement of comprehensive income/(loss). During the year-ended December 31, 2021, 15,414,626 warrants were exercised (2020: 690,205). Refer to Note 22 for details of the warrant exercises.
Warrants – bank loan
As of December 31, 2021 and 2020, the former lenders of the Company have warrants outstanding to purchase a total of 1,243,908 ordinary shares at an exercise price of £2.95 per share and a total of 1,243,908 ordinary shares at an exercise price of $0.4144 per share.
At December 31, 2021, the fair value of these warrants were £0.3 million (2020: £0.8 million). There were no warrants exercised during the year ended December 31, 2021.
Total outstanding warrants
At December 31, 2021, a total of 147,431,351 warrants are outstanding (2020: 162,845,977). The warrants outstanding are equivalent to 25% of the issued ordinary share capital of the Company (2020: 48%).
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	December 31,
	2021	2020
Expected volatility (%)	75	84-85
Risk-free interest rate (%)	0.9	0.25-(0.05)
Expected life of warrants (years)	1.5	3
Market price of ADS ($)	$1.60	$3.58
Model used	Black-Scholes	Black-Scholes